Finance debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Balance by Type of Finance Debt

	12.31.2019	12.31.2018
In Brazil
Banking Market	5,322	9,576
Capital Market	3,468	3,320
Development banks	1,927	3,346
Others	13	9

Total	10,730	16,251

Abroad
Banking Market	16,555	24,124
Capital Market	32,476	39,627
Development banks	40	41
Export Credit Agency	3,233	3,881
Others	226	251

Total	52,530	67,924

Total finance debt	63,260	84,175

Current	4,469	3,667
Non-current	58,791	80,508

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities
32.2. Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2017	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2018
In Brazil	21,930	65	2,442	(5,451)	(1,220)	1,338	27	(2,880)	—	16,251
Abroad	87,116	177	8,644	(27,988)	(4,465)	4,400	1,409	(1,357)	(12)	67,924

	109,046	242	11,086	(33,439)	(5,685)	5,738	1,436	(4,237)	(12)	84,175

	Balance at 12.31.2018	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Transfer to liabilities classified as held for sale	Modification of contractual cash flows	Balance at 12.31.2019
In Brazil	16,251	2,181	(5,663)	(745)	829	111	(352)	(1,882)	—	10,730
Abroad	67,924	5,362	(20,788)	(3,853)	3,878	538	(560)	—	29	52,530

	84,175	7,543	(26,451)	(4,598)	4,707	649	(912)	(1,882)	29	63,260

PP&E on credit		(76)	—	—
Debt restructuring		—	(861)	—
Deposits linked to financing		—	—	47
Discontinued operations		(3)	39	50

Net cash used in financing activities		7,464	(27,273)	(4,501)

Schedule of debenture issue
6
th
issuance – Bookbuilding finalized on January 31, 2019
Interests paid in January and July of each year.

Serie	Maturity	Rate on Bookbuilding	Amounts issued (US$ million)
1 st Serie	01/15/2026	IPCA+ 4.0460% p.a.	238
2 nd Serie	01/15/2029	IPCA+ 4.2186% p.a.	450
3 rd Serie	01/15/2026	106.25% of CDI	267
7
th
issuance – Bookbuilding finalized on September 25, 2019
Interests paid in March and September of each year.

Serie	Maturity	Rate on Bookbuilding	Amounts issued (US$ million)
1 st Serie	09/15/2029	IPCA + 3.6% p.a.	371
2 nd Serie	09/15/2034	IPCA + 3.9% p.a.	359

Summarized Information on Current and Non-Current Finance Debt
32.3. Summarized information on current and
non-current
finance debt

Maturity in	2020	2021	2022	2023	2024	2025 onwards	Total(**)	Fair Value
Financing in U.S.Dollars (US$)(*):	3,512	3,157	2,777	5,842	6,509	26,474	48,271	55,905

Floating rate debt	2,745	1,731	2,154	4,454	4,977	3,847	19,908
Fixed rate debt	767	1,426	623	1,388	1,532	22,627	28,363
Average interest rate	5.3%	5.4%	5.5%	5.5%	5.6%	6.6%	6.2%
Financing in Brazilian Reais (R$):	771	611	1,524	1,783	2,015	3,800	10,504	11,089

Floating rate debt	338	375	1,211	1,571	1,558	1,675	6,728
Fixed rate debt	433	236	313	212	457	2,125	3,776
Average interest rate	3.8%	4.1%	4.5%	4.3%	3.8%	2.8%	3.7%
Financing in Euro (€):	137	203	388	411	13	1,410	2,562	3,418

Fixed rate debt	137	203	388	411	13	1,410	2,562
Average interest rate	4.7%	4.7%	4.8%	4.6%	4.6%	4.6%	4.7%
Financing in Pound Sterling (£):	48	—	—	—	—	1,874	1,922	2,388

Fixed rate debt	48	—	—	—	—	1,874	1,922
Average interest rate	6.2%	—	—	—	—	6.3%	6.3%
Financing in other currencies:	1	—	—	—	—	—	1	1

Fixed rate debt	1	—	—	—	—	—	1
Average interest rate	10.1%	—	—	—	—	—	10.1%

Total as of December 31, 2019	4,469	3,971	4,689	8,036	8,537	33,558	63,260	72,801

Average interest rate	5.1%	5.2%	5.3%	5.3%	5.3%	6.3%	5.9%

Total as of December 31, 2018	3,667	3,921	7,012	10,317	11,951	47,307	84,175	85,929

Average interest rate	5.5%	5.9%	5.9%	5.8%	5.8%	6.4%	6.1%

Lines of Credit
32.4. Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
PGT BV	Syndicate of banks	3/27/2019	2/27/2024	3,250	—	3,250
PGT BV	BNP Paribas	12/22/2016	1/9/2021	350	310	40
PGT BV	The Export - Import Bank of China	12/23/2019	12/27/2021	750	—	750
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	40	160

Total				8,900	350	8,550

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	496	—	496
Petrobras	Bradesco	6/1/2018	5/31/2023	496	—	496
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	496	—	496
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	82	—	82

Total				1,570	—	1,570